Notes to the consolidated statements of income (Tables)	6 Months Ended
Jun. 30, 2023
Notes to the consolidated statements of income
Schedule of revenue

Revenue

in € THOUS

	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total

	For the three months ended June 30, 2023
Health care services	3,671,802	156,826	—	3,828,628
Health care products	987,464	—	9,184	996,648
Total	4,659,266	156,826	9,184	4,825,276

	For the three months ended June 30, 2022
Health care services	3,640,283	141,637	—	3,781,920
Health care products	949,726	—	25,034	974,760
Total	4,590,009	141,637	25,034	4,756,680

	For the six months ended June 30, 2023
Health care services	7,244,137	297,222	—	7,541,359
Health care products	1,964,033	—	24,102	1,988,135
Total	9,208,170	297,222	24,102	9,529,494

	For the six months ended June 30, 2022
Health care services	7,132,798	255,929	—	7,388,727
Health care products	1,861,708	—	54,614	1,916,322
Total	8,994,506	255,929	54,614	9,305,049

Schedule of disaggregation of revenue by categories

Disaggregation of revenue by categories

in € THOUS

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
Care Delivery
US	3,119,875	3,066,295	6,122,591	5,996,233
International	752,667	755,287	1,505,498	1,472,738
Total (1)	3,872,542	3,821,582	7,628,089	7,468,971

Care Enablement
Total (including inter-segment revenues) (1)	1,324,740	1,318,297	2,635,269	2,585,566
Inter-segment eliminations	(372,006)	(383,199)	(733,864)	(749,488)
Total Care Enablement revenue external customers	952,734	935,098	1,901,405	1,836,078
Total	4,825,276	4,756,680	9,529,494	9,305,049

(1)	For further information on segment revenues, see note 13.

Schedule of amounts included in other operating income

Other operating income

in € THOUS

	For the three months		For the six months
	ended June 30,		ended June 30,
	2023	2022	2023	2022
Foreign exchange gains	53,842	89,532	125,981	195,152
Gains on right-of-use assets, from the sale of fixed assets, clinics and investments	11,949	7,721	25,574	21,815
Revaluation of certain investments	(4,318)	—	14,968	—
Other	14,357	13,134	26,778	22,277
Other operating income	75,830	110,387	193,301	239,244

Schedule of amounts included in other operating expense

Other operating expense

in € THOUS

	For the three months		For the six months
	ended June 30,		ended June 30,
	2023	2022	2023	2022
Foreign exchange losses	70,011	100,970	154,413	202,386
Losses on right-of-use assets, from the sale of fixed assets, clinics and investments	8,130	10,177	18,669	20,504
Revaluation of certain investments	—	74,934	—	78,383
Expenses from strategic transactions and programs	32,015	3,696	115,454	3,696
Other	22,109	31,668	39,005	42,360
Other operating expense	132,265	221,445	327,541	347,329

Schedule of expenses from strategic transactions and programs

Expenses from strategic transactions and programs

in € THOUS

	For the three months		For the six months
	ended June 30,		ended June 30,
	2023	2022	2023	2022
Legacy Portfolio Optimization	11,022	—	94,461	—
Derecognition of capitalized development costs and termination costs(1)	(826)	—	58,287	—
Impairment of intangible and tangible assets(2)	10,724	—	35,050	—
Other	1,124	—	1,124	—
FME25 Program	14,290	3,696	14,290	3,696
Impairment of intangible and tangible assets(2)	2,398	3,696	2,398	3,696
Impairment resulting from the measurement of assets held for sale(2)	11,892	—	11,892	—
Legal Form Conversion Costs	6,703	—	6,703	—
Expenses from strategic transactions and programs	32,015	3,696	115,454	3,696

Schedule of reconciliation of basic and diluted earnings per share

Reconciliation of basic and diluted earnings per share

in € THOUS, except share and per share data

	For the three months ended		For the six months ended
	June 30,		June 30,
	2023	2022	2023	2022
Numerator:
Net income attributable to shareholders of FMC AG & Co. KGaA	140,359	147,140	226,721	304,501

Denominators:
Weighted average number of shares outstanding	293,413,449	293,145,413	293,413,449	293,076,643
Potentially dilutive shares	—	—	—	—

Basic earnings per share	0.48	0.50	0.77	1.04
Diluted earnings per share	0.48	0.50	0.77	1.04